Related Party Transactions (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 95,200,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount		$ 367,000
Capital		$ 2,500			$ 5,000	$ 2,500	$ 5,000
Commercial Related Person Transactions with Cyxtera [Member]
Related Party Transactions (Details) [Line Items]
Outstanding common stock percentage			61.50%
Amount charged to chewy			$ 200,000	$ 100,000
Receivables from cyxtera			100,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party			300,000	200,000
Accounts Payable, Related Parties				200,000
Transactions with Director Affiliated Companies [Member]
Related Party Transactions (Details) [Line Items]
Amount charged to chewy			400,000	100,000
Recognized revenue			400,000	200,000
Other Related Party Transactions [Member]
Related Party Transactions (Details) [Line Items]
Recognized revenue			800,000	200,000
Amount charged to CenturyLink			800,000	200,000
Receivables from CenturyLink			$ 600,000	$ 200,000